Share capital, additional paid-in capital, share premium and other reserves (Tables)	12 Months Ended
Dec. 31, 2021
Share capital, additional paid-in capital, share premium and other reserves
Summary of authorised, issued and fully paid shares

	As of	As of	As of
	December 31,	December 31,	December 31,
Authorised shares	2019	2020	2021
	Thousands	Thousands	Thousands
Ordinary Class A shares	129,583	127,914	127,914
Ordinary Class B shares	101,267	102,936	102,936
Total authorised shares	230,850	230,850	230,850

	As of	As of	As of
	December 31,	December 31,	December 31,
Issued and fully paid shares	2019	2020	2021
	Thousands	Thousands	Thousands
Ordinary Class A shares	12,083	10,414	10,414
Ordinary Class B shares	50,630	52,299	52,299
Total issued and fully paid shares	62,713	62,713	62,713

Summary of movement in shares outstanding

			Number
	Ordinary	Ordinary	of outstanding
	Class A shares	Class B shares	shares
	Thousands	Thousands	Thousands
As of December 31, 2019	12,083	50,010	62,093
Transfer between classes	(1,669)	1,669	—
Increase of share capital due to exercise of options by employees during the year	—	286	286
As of December 31, 2020	10,414	51,965	62,379
Transfer between classes	—	—	—
Increase of share capital due to exercise of options by employees during the year	—	59	59
As of December 31, 2021	10,414	52,024	62,438